Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Research tax credit receivable	$ 4,013	$ 4,244
Guarantee deposits	1,995	1,518
Equity Investment	1,977	0
Non‑current contract acquisition costs	198	0
Total	$ 8,183	$ 5,762